Event Subsequent to December 31, 2020	12 Months Ended
Dec. 31, 2020
Disclosure of events after reporting period [text block] [Abstract]
EVENT SUBSEQUENT TO DECEMBER 31, 2020

NOTE 17 - EVENT SUBSEQUENT TO DECEMBER 31, 2020:

On October 8, 2020, the Company entered into a common stock purchase agreement with Smart Repair Pro, Inc. (“Pro”), Purex, Corp. (“Purex”), and their respective stockholders (the “Purex Purchase Agreement”). Pro and Purex both are in the e-Commerce field and operate online stores for the sale of various consumer products on the Amazon online marketplace. Pursuant to the Purex Purchase Agreement, the Company agreed to acquire 50.01% of Pro’s and 50.03% of Purex’s issued and outstanding share capital on a fully diluted basis through a combination of cash investments in the companies and acquisition of additional shares from the current shareholders of the two companies in consideration for the Company restricted ADSs and a cash component. The Company agreed to invest an aggregate amount of $1,250 thousand in Pro and Purex, pay $150 thousand in cash consideration to the current stockholders, and issue $500 thousand worth of restricted ADSs to the current stockholders of such companies, with the value of restricted ADSs may be subject to downward adjustment based on the 2020 results of the two companies. In addition, the companies’ current shareholders are entitled to additional milestone issuances of up to an aggregate $750 thousand in restricted ADSs subject to the achievement by Pro and Purex of certain milestones throughout 2021. The transactions contemplated in the definitive agreements closed on January 4, 2021. In addition, The Company agreed to financing arrangements including (i) providing financing by way of a stockholder loan of a principal amount equal to $250,000, which may be extended up to an aggregate cap of $1 million of which the Company will finance 60%; and (ii) additional financing of up to a principal amount of $1 million, to finance the acquisition of additional online Amazon stores provided that such Acquisition Financing will constitute 80% of the applicable acquisition cost, with the remaining 20% to be financed by the other Pro’ and Purex’ stockholders.

Subsequently, according to the terms of the Purex Purchase Agreement, The Company entered into a loan and pledge agreement, effective January 5, 2021 with its majority owned subsidiaries Pro and Purex. Pursuant to this loan and pledge agreement, the Company extended a $250 thousand loan, with an annual interest of 4%, to be repaid on the second anniversary of the effective date.

On February 2, 2021, the Company entered into a loan and pledge agreement, effective February 2, 2021, and amended on February 5, 2021, or the Pro Loan and Pledge Agreement, with the Company majority owned subsidiary Pro and its other stockholder, to finance Pro’s additional purchases of three new brands on the Amazon online marketplace. Pursuant to the Pro Loan and Pledge Agreement, the Company extended a $3.76 million loan, with an annual interest of 4%, to be repaid on the fifth anniversary of the effective date. In order to secure the repayment of the loan and interest amounts, Pro granted the Company a fixed charge over the stores currently owned and operated by Pro, a fixed charge over the minority shares of common stock held by the other Pro stockholder, and a floating charge of Pro cash and cash equivalents.

On January 7, 2021, the Company entered an agreement to purchase a provisional patent filed with the United States Patent and Trademark Office and know-how relating to wireless vehicle battery charging technology in consideration for $75 thousand. Furthermore, the Company entered a collaboration agreement with the seller, whereby the Company committed to invest $150 thousand in a newly incorporated wholly owned subsidiary of the Company, Charging Robotics, incorporated on February 1, 2021, which will focus on our new electric vehicle and wireless charging activities. Pursuant to the collaboration agreement, the seller is entitled to a monthly consultant fee as well as options to purchase 15% of Charging Robotics’ fully diluted share capital as of its incorporation date based on a valuation of $1,000 thousand.

On January 11, 2021, the Company entered into an underwriting agreement with Aegis Capital Corp., pursuant to which the Company agreed to sell to Aegis, in a firm commitment public offering 3,659,735 American Depositary Shares, each representing 20 ordinary shares of the Company, of no par value for a public offering price of $2.30 per ADS. In addition, the Underwriter was granted an option to purchase additional 15 percent of the ADSs sold in the Offering solely to cover over-allotments, exercisable until the earlier of 30-days or the last day of trading of the Company’s ordinary shares on the Tel-Aviv Stock Exchange. Aegis exercised its over-allotment option in full to purchase an additional 548,960 ADSs, the closing of which occurred on January 19, 2021.

On January 19, 2021 and March 9, 2021, we sold 2,300,000 and 11,000,000 shares of Matomy, respectively. Subsequently, following such sales and the merger of Matomy with Automax, the company’s aggregate holdings in Matomy decreased to 4.74% of its issued and outstanding share capital.

On January 25, 2021, three months after the date of the Company announcement and in accordance with applicable Israeli law, the Company ordinary shares were delisted from TASE. Following the delisting, the Company ADSs continue to trade on the Nasdaq and the Company continue to file public reports and make public disclosures in accordance with the rules and regulations of the SEC and Nasdaq.

On February 12, 2021, following the approval of an extraordinary general meeting of the Company shareholders held on February 12, 2021, the Company amended its articles of association to eliminate the par value of its ordinary shares, such that the authorized share capital of the Company following the amendment consists of 1,000,000,000 ordinary shares of no par value.

On February 19, 2021, the Company entered into the Joint Venture Agreement, with Amir Zaid and Weijian Zhou and the Company’s wholly-owned subsidiary Charging Robotics, under which the Company formed a joint venture, under the name Revoltz, to develop and commercialize three modular electric vehicle (EV) micro mobility vehicles for urban individual use and “last mile” cargo delivery. Under the terms of the Joint Venture Agreement, the Company invested an initial amount of $250,000. the Company was issued 19,990 ordinary shares of Revoltz, representing 19.99% of Revoltz’s issued and outstanding share capital on a fully diluted basis. The Joint Venture Agreement requires the Company to invest an additional $400,000 in a second tranche, subject to Revoltz achieving certain post-closing milestones, for 37.5% of Revoltz’s issued and outstanding share capital. In addition, within twelve (12) months following the completion of the second tranche (but in any event not later than December 31, 2022) then the Company shall be entitled to invest an additional amount of $700,000 in consideration for Revoltz’s ordinary shares which, will result in the Company holding 50.1% Revoltz’s issued and outstanding share capital.

The joint venture partners includes Mr. Amir Zaid, and Mr. Weijian Zhou, the founders of Emuze (a privately held company that designs and develops electric mobility micro vehicles), and the Company via Charging Robotics.

The joint venture’s intended focus is to develop unique EVs that have the ability to last a full working day within a single charge, to suit a heavy-duty and rigid operation and be tailored mission-specific designs as well as Hop on -Hop off modes, off-road versions and a low cost of operation.

On February 25, 2021, The Company entered into an underwriting agreement with Aegis Capital Corp., pursuant to which the Company agreed to sell to Aegis, in a firm commitment public offering 3,258,438 ADSs for a public offering price of $2.60 per ADS. In addition, the Underwriter was granted an option to purchase additional 15 percent of the ADSs sold in the Offering solely to cover over-allotments. Aegis exercised its over-allotment option in full to purchase an additional 548,960 ADSs. the total gross proceeds of the offering to approximately $9.7 million.

On March 9, 2021, the Company entered into a share purchase agreement, with Polyrizon and Mr. Raul Srugo, an existing shareholder of Polyrizon, for an additional investment of up to a total of $250,000 in Polyrizon. Following an investment of $120,500, the Company hold approximately 33.24% of Polyrizon shares on a fully diluted basis.

On March 16, 2021, Charging Robotics Ltd. signed a non-binding MOU with Global Automax Ltd., an Israeli vehicle importer for an exclusive distribution in Israel and Greece. Global Automax Ltd. will market the wireless robotic charging pad for electric vehicles, once developed by Charging Robotics. As part of the MOU, Global Automax will pay Charging Robotics a one-time payment of $50 thousand for its appointment as an exclusive distributor in Israel and Greece. Additionally, Global Automax will have the option to purchase up to 5% of Charging Robotics’ ordinary shares at a $30 million pre-money valuation on a fully diluted basis, upon completion of Charging Robotics’ first financing round of no less than $1 million. Furthermore, Global Automax will have an additional option to purchase ordinary shares of up to 5% of the amount of shares that Charging Robotics will issue in any subsequent round of no less than $1 million following the first financing round at a price per share to be determined in any such round.

Eventer

On February 23, 2021, Eventer entered into an exclusive licensing agreement with Screenz Cross Media Ltd. (“Screenz”), a virtual entertainment and events technology company, to adopt technology for virtual conferences.

As part of the license agreement, Screenz will provide and adapt its technology to Eventer to host and broadcast virtual conferences, including an interactive player with capabilities of broadcasting, recording and interactive layers on video.

In consideration for granting the license to use the technology for virtual conferences and developing the necessary adaptions, Eventer shall pay Screenz a total sum of $1,500 thousand. In the first five months Eventer shall pay Screenz a monthly sum of $40 thousand, a grace period for Eventer’s planning and establishment of the operation. Following the grace period, Eventer shall pay Screenz the remaining sum of $1,300 thousand in three equal payments. The adaptation of the Screenz technology is expected to be completed in the second half of 2021. Screenz shall be entitled to 8% of the revenue received from any use of the product.

On April 8, 2021, Eventer consummated a share purchase agreement with certain investors in connection with the sale and issuance of $2.25 million worth of its ordinary shares for an aggregate amount of $2.25 million. According to the share purchase agreement, half of the proceeds will be used for promotion of Eventer’s business through media content and space advertising in different platforms and media outlets operated by the lead investor. Following an investment of $300,000 under the described share purchase agreement we hold approximately 47.69% of Eventer Shares on a fully diluted basis.

ScoutCam Inc.

On January 20, 2021, ScoutCam Inc.’s board of directors approved an increase of the authorized share capital of ScoutCam Inc, by an additional 225,000,000 shares of its common stock par value $0.001 per share, such that the authorized share capital of ScoutCam Inc. following such increase shall be consisting of 300,000,000 shares of its common stock.

Refer to Note 11b(5) regarding exercising of warrants.

On March 22, 2021, ScoutCam Inc. undertook to issue to certain investors (the “Investors”) 22,222,223 units (the “Units”) in exchange for an aggregate purchase price of $20 million. Each Unit consists of (i) one share of ScoutCam Inc.’s common stock, and (ii) one warrant to purchase one share of ScoutCam’s common stock with an exercise price of US$1.15 per share (the “Warrant” and the “Exercise Price”). Each Warrant is exercisable until the close of business on March 31, 2026.

Pursuant to the terms of the Warrants, following April 1, 2024, if the closing price of ScoutCam Inc.’s common stock equal or exceeds 135% of the Exercise Price (subject to appropriate adjustments for stock splits, stock dividends, stock combinations and other similar transactions after the issue date of the Warrants) for any thirty (30) consecutive trading days, ScoutCam Inc. may force the exercise of the Warrants, in whole or in part, by delivering to the Investors a notice of forced exercise.

Currently, the Company approximately owned 28.06% of the outstanding common stock of ScoutCam Inc.